Impairments - Loss Allowance (Details) - Accumulated impairment - SEK (kr) kr in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Increase (decrease) in loss allowance [abstract]
Loans and off balance at beginning of period	kr (155)	kr (254)
Net remeasurement of loss allowance		51
Decrease in allowance account due to write-offs		46
Exchange-rate differences		2
Loans and off balance at end of period	(137)	(155)
Effect on opening balance after implementation of IFRS 9		18
Expected credit losses individually assessed
Increase (decrease) in loss allowance [abstract]
Loans and off balance at beginning of period	(137)
Increases due to origination and acquisition	(11)
Net remeasurement of loss allowance	5
Transfer to stage 1	0
Transfer to stage 2	0
Transfer to stage 3	0
Decreases due to derecognition	14
Exchange-rate differences	(8)
Loans and off balance at end of period	(137)	(137)
12-month expected credit losses
Increase (decrease) in loss allowance [abstract]
Loans and off balance at end of period	(29)
12-month expected credit losses | Expected credit losses individually assessed
Increase (decrease) in loss allowance [abstract]
Loans and off balance at beginning of period	(38)
Increases due to origination and acquisition	(8)
Net remeasurement of loss allowance	14
Transfer to stage 1	0
Transfer to stage 2	1
Decreases due to derecognition	4
Exchange-rate differences	(2)
Loans and off balance at end of period	(29)	(38)
Lifetime expected credit losses | Financial instruments not credit-impaired
Increase (decrease) in loss allowance [abstract]
Loans and off balance at end of period	(19)
Lifetime expected credit losses | Financial instruments credit-impaired
Increase (decrease) in loss allowance [abstract]
Loans and off balance at end of period	(89)
Lifetime expected credit losses | Expected credit losses individually assessed | Financial instruments not credit-impaired
Increase (decrease) in loss allowance [abstract]
Loans and off balance at beginning of period	(33)
Increases due to origination and acquisition	(2)
Net remeasurement of loss allowance	8
Transfer to stage 1	0
Transfer to stage 2	(1)
Transfer to stage 3	0
Decreases due to derecognition	10
Exchange-rate differences	(1)
Loans and off balance at end of period	(19)	(33)
Lifetime expected credit losses | Expected credit losses individually assessed | Financial instruments credit-impaired
Increase (decrease) in loss allowance [abstract]
Loans and off balance at beginning of period	(66)
Increases due to origination and acquisition	(1)
Net remeasurement of loss allowance	(17)
Transfer to stage 3	0
Decreases due to derecognition	0
Exchange-rate differences	(5)
Loans and off balance at end of period	kr (89)	kr (66)